Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2022 and 2023.

	Effective date	Termination date	Fixed Rate (Company pays)	Floating Rate (Company receives)	Fair Value Asset December 31, 2022	Notional Amount December 31, 2022	Fair Value Asset December 31, 2023	Notional Amount December 31, 2023

Swap 1	August 16, 2017	June 21, 2023	2.12%	3-month U.S. dollar SOFR	$536,901	$10,664,750	—	—
Swap 2	April 10, 2018	December 11, 2025	2.74%	3-month U.S. dollar SOFR	$955,139	$23,308,000	$731,814	$21,236,000
Swap 3	February 16, 2019	June 21, 2023	2.89%	3-month U.S. dollar SOFR	$256,813	$10,664,750	—	—
Swap 4	January 21, 2021	June 13, 2023	0.73%	3-month U.S. dollar SOFR	$1,398,984	$11,866,750	—	—
Swap 5	January 21, 2021	March 31, 2023	0.73%	3-month U.S. dollar SOFR	$1,393,330	$11,829,250	—	—
Swap 6	January 21, 2021	March 31, 2023	0.74%	3-month U.S. dollar SOFR	$864,286	$7,197,547	—	—
Swap 7	February 5, 2022	June 30, 2026	1.49%	3-month U.S. dollar SOFR	$1,697,402	$25,152,330	$1,126,863	$21,274,194
Total					$7,102,855	$100,683,377	$1,858,677	$42,510,194

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Tabular disclosure of financial instruments is as follows:

		December 31,
		2022		2023
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	5,405,453	—	731,814	—

Total derivatives designated as hedging instruments		5,405,453	—	731,814	—

		December 31,
		2022		2023
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	1,697,402	—	1,126,863	—

Total derivatives not designated as hedging instruments		1,697,402	—	1,126,863	—

Schedule of Derivative Instruments, Gain (Loss)
The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Location of Gain/(Loss)	Year Ended December 31,
Derivatives not designated as hedging instruments	Recognized	2021	2022	2023
Interest Rate Swap — Reclassification from OCI	Gain on derivatives	265,610	—	—
Interest Rate Swap — Change in Fair Value	Gain on derivatives	—	1,697,401	(570,539)
Interest Rate Swap — Realized (expense)/income	Gain on derivatives	(25,457)	1,061	808,157

Total gain on derivatives		240,153	1,698,462	237,618

	Location of (Loss)/Gain	Year Ended December 31,
Derivatives designated as hedging instruments	Recognized	2021	2022	2023
Interest Rate Swap — Realized (expense)/income	Interest and finance costs	(2,183,187)	(126,241)	4,771,235

Total loss on derivatives		(2,183,187)	(126,241)	4,771,235

Schedule of Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges relating to the Company’s interest rate swap contracts and are analyzed as follows:

Unrealized (Loss)/ Income on cash flow hedges
Balance, January 1, 2021	(4,952,823)

Other comprehensive loss before reclassifications	(68,699)
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	2,183,187
Other reclassification adjustments	(265,610)

Balance, December 31, 2021	(3,103,945)

Other comprehensive income before reclassifications	8,164,187
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	126,241

Balance, December 31, 2022	5,186,483

Other comprehensive income before reclassifications	316,566
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(4,771,235)

Balance, December 31, 2023	731,814

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2022:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	7,102,855	—	7,102,855	—

Total	7,102,855	—	7,102,855	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2023:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	1,858,677	—	1,858,677	—

Total	1,858,677	—	1,858,677	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis
The following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of March 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	2,375,000	—	2,375,000	—	(529,532)

Total	2,375,000	—	2,375,000	—	(529,532)

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	10,800,000	—	10,800,000	—	(2,591,924)

Long-lived assets held and used	2,100,000		2,100,000		(45,578)

Total	12,900,000	—	12,900,000	—	(2,637,502)

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	35,340,000	—	35,340,000	—	(2,759,553)

Total	35,340,000	—	35,340,000	—	(2,759,553)